Tax assets - Current tax assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax assets
Prepaid Income tax and social contribution (IR/CS)	R$ 15,615	R$ 9,242
Current tax assets	15,615	9,242
Current tax assets, current	14,143	6,388
Current tax assets, non-current	R$ 1,472	R$ 2,854